Qualified Affordable Housing Project and Historic Tax Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Qualified Affordable Housing Project and Historic Tax Investments	Qualified Affordable Housing Project and Historic Tax InvestmentsThe Company invests in qualified affordable housing projects. At December 31, 2022 and 2021, the balance of the investment for qualified affordable housing projects was $23.5 million and $29.7 million, respectively. These balances are reflected in the other assets line on the Balance Sheets. Total unfunded commitments related to the investments in qualified affordable housing projects totaled $0.8 million and $1.6 million at December 31, 2022 and 2021, respectively. The Company expects to fulfill the majority of these commitments by 2024. During the year ended December 31, 2022, 2021, and 2020, the Company recognized total amortization expense of $6.1 million, $6.8 million, and $7.0 million, respectively. In 2022, 2021, and 2020, $2.5 million, $2.7 million, and $2.7 million was included in non-interest expense on the Statements of Income related to historic tax credit investments that do not qualify for the proportional amortization method. The remainder of the amortization expense was recorded as income tax expense.